Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Details) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	$ 1,400.0
Fair value of collateral received with contractual right to sell or repledge	62.6	$ 7.8
Amount of collateral sold or repledged	56.6	$ 7.6
Over-the-counter
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	649.4
Centrally cleared
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	725.5
Exchange-traded
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Notional amount of derivative	$ 69.8